Property and Equipment - Schedule of Property and Equipment (Details) (Sound Concepts, Inc.) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 108,000	$ 108,000
Accumulated Depreciation	(9,700)	(77,000)
Total property and equipment, net	11,000	31,000
Furniture and Fixture [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	57,000	57,000
Sound Concepts, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	452,000	396,000	$ 447,000
Accumulated Depreciation	(340,000)	(350,000)	(347,000)
Total property and equipment, net	112,000	46,000	100,000
Sound Concepts, Inc. [Member] | Computers [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	20,000	20,000	42,000
Sound Concepts, Inc. [Member] | Furniture and Fixture [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	26,000	26,000	26,000
Sound Concepts, Inc. [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	141,000	127,000	127,000
Sound Concepts, Inc. [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	113,000	113,000	142,000
Sound Concepts, Inc. [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	122,000	110,000	110,000
Sound Concepts, Inc. [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 30,000